Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related party transactions
Note 14 - Related party transactions
The tables that follow show related party activity during the periods presented:
Sale of goods, services and other

	For the six months ended June 30,
	2026	2025
Volvo Cars	74,939	76,635
Ziklo Bank AB	75,953	53,385
Polestar Times Technology	—	21,858
Total revenue from related parties	150,892	151,878
% of total revenue	11.1%	10.7%
Purchases of goods, services and other

	For the six months ended June 30,
	2026	2025
Volvo Cars	460,784	535,968
Geely	504,340	405,261
RK	151,951	17,441
Other related parties	3,348	391
Total	1,120,423	959,061
Related party balances

	As of June 30, 2026
	Volvo Cars	Geely	Polestar Times Technology	RK	Other related parties	Total
Amounts due from related parties
Trade receivables and other receivables	79,992	122,852	28	5,246	6,148	214,266
Other assets	35	2,918	—	—	—	2,953
Total	80,027	125,770	28	5,246	6,148	217,219
Amounts due to related parties
Loans and borrowings	(674,664)	(681,531)	—	—	(46,308)	(1,402,503)
Trade payables	(484,352)	(229,109)	—	(68,509)	(3,382)	(785,352)
Accrued expenses	(54,966)	(123,573)	(54)	(6,440)	(244)	(185,277)
Lease liabilities	(65,706)	—	—	—	—	(65,706)
Other liabilities	(15,218)	—	—	—	(4,893)	(20,111)
Total	(1,294,906)	(1,034,213)	(54)	(74,949)	(54,827)	(2,458,949)

	As of December 31, 2025
	Volvo Cars	Geely	Polestar Times Technology	RK	Other related parties	Total
Amounts due from related parties
Trade receivables and other receivables	104,996	77,017	29	8,349	7,406	197,797
Other assets	—	2,834	—	—	—	2,834
Total	104,996	79,851	29	8,349	7,406	200,631
Amounts due to related parties
Loans and borrowings	(1,020,230)	(935,440)	—	—	(65,994)	(2,021,664)
Trade payables	(497,386)	(492,808)	—	189	(1,996)	(992,001)
Accrued expenses	(160,522)	(88,713)	(53)	(4,821)	(30)	(254,139)
Lease liabilities	(72,821)	—	—	—	—	(72,821)
Other liabilities	(8,098)	—	—	—	(3,484)	(11,582)
Total	(1,759,057)	(1,516,961)	(53)	(4,632)	(71,504)	(3,352,207)
Polestar 3 operational arrangements with Volvo Cars and Snita
On March 31, 2026, the Company entered into a footprint consolidation agreement, as well as related amendments to its manufacturing, development and pricing arrangements, with Volvo Cars relating to the Polestar 3 program. With the objective of supporting and ensuring the commercial viability and sustainability of the manufacturing footprint, the agreement and related amendments provide for the consolidation of substantially all Polestar 3 manufacturing activities to be consolidated in Charleston, South Carolina, USA.
The amendments included:
•Consolidation of substantially all Polestar 3 manufacturing activities in Charleston, South Carolina.
•Amendments to specified volume commitments and manufacturing cost-sharing arrangements.
•Settlement of certain disputed development deliverables, and
•Modifications to future development and manufacturing pricing arrangements.